RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

Related party transactions as at and for the years ended June 30, 2023, 2022 and 2021 and the balances as at those dates, not disclosed elsewhere in these consolidated financial statements are as follows:

a)

During the year ended June 30, 2023, the Company expensed $660,000 (June 30, 2022 – $669,000; June 30, 2021 – $842,500), in fees payable to officers and directors of the Company and in fees payable to a corporation related by virtue of a common officer and director; and

b)	As at June 30, 2023, the Company had fees payable to officers and directors of the Company of $2,467,695 (June 30, 2022 – $1,879,125).